Schedule of Investments(a)
May 31, 2021
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–93.40%
Advertising–0.33%
National CineMedia LLC, 5.75%, 08/15/2026	$137,000	$120,677
Aerospace & Defense–2.37%
Howmet Aerospace, Inc.,
5.13%, 10/01/2024	166,000	181,778
5.90%, 02/01/2027	100,000	116,364
6.75%, 01/15/2028	76,000	90,988
Rolls-Royce PLC (United Kingdom), 5.75%, 10/15/2027(b)	200,000	215,500
Signature Aviation US Holdings, Inc., 5.38%, 05/01/2026(b)	100,000	102,738
Triumph Group, Inc., 8.88%, 06/01/2024(b)	139,000	154,203
		861,571
Agricultural Products–0.59%
JBS USA Food Co., 7.00%, 01/15/2026(b)	200,000	213,550
Air Freight & Logistics–0.50%
XPO Logistics, Inc., 6.75%, 08/15/2024(b)	175,000	183,151
Airlines–0.88%
Delta Air Lines, Inc., 2.90%, 10/28/2024	177,000	179,550
United Airlines Holdings, Inc., 5.00%, 02/01/2024	106,000	110,196
United Airlines, Inc., 4.38%, 04/15/2026(b)	28,000	29,050
		318,796
Alternative Carriers–0.66%
Lumen Technologies, Inc.,
Series W, 6.75%, 12/01/2023	131,000	144,677
Series U, 7.65%, 03/15/2042	86,000	96,379
		241,056
Apparel, Accessories & Luxury Goods–0.93%
Burlington Coat Factory Warehouse Corp., 6.25%, 04/15/2025(b)	99,000	106,866
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)	66,000	72,243
Hanesbrands, Inc., 4.63%, 05/15/2024(b)	150,000	159,475
		338,584
Application Software–0.53%
Open Text Corp. (Canada), 5.88%, 06/01/2026(b)	154,000	159,320
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/2024(b)	33,000	33,961
		193,281
Auto Parts & Equipment–0.99%
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	32,000	34,840
Tenneco, Inc., 5.00%, 07/15/2026	326,000	324,383
		359,223
Principal Amount		Value
Automobile Manufacturers–2.94%
Ford Motor Co.,
7.13%, 11/15/2025	$75,000	$87,683
6.63%, 10/01/2028	400,000	465,400
Ford Motor Credit Co. LLC, 4.13%, 08/04/2025	350,000	371,700
Winnebago Industries, Inc., 6.25%, 07/15/2028(b)	132,000	143,405
		1,068,188
Broadcasting–2.82%
AMC Networks, Inc.,
5.00%, 04/01/2024	63,000	63,823
4.75%, 08/01/2025	135,000	138,673
4.25%, 02/15/2029	109,000	108,319
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/2024	25,000	26,269
iHeartCommunications, Inc., 8.38%, 05/01/2027	64,671	69,306
Liberty Interactive LLC, 8.25%, 02/01/2030	195,000	223,831
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	82,000	79,864
TEGNA, Inc., 5.00%, 09/15/2029	310,000	317,779
		1,027,864
Building Products–0.85%
Builders FirstSource, Inc., 6.75%, 06/01/2027(b)	94,000	100,698
SRM Escrow Issuer LLC, 6.00%, 11/01/2028(b)	201,000	209,720
		310,418
Cable & Satellite–2.18%
CSC Holdings LLC, 6.50%, 02/01/2029(b)	287,000	314,347
DISH DBS Corp., 7.75%, 07/01/2026	220,000	250,184
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), 5.50%, 03/01/2028(b)	70,000	73,937
Ziggo B.V. (Netherlands), 5.50%, 01/15/2027(b)	150,000	155,625
		794,093
Casinos & Gaming–2.72%
Affinity Gaming, 6.88%, 12/15/2027(b)	170,000	180,811
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/2025(b)	34,000	34,325
International Game Technology PLC, 6.50%, 02/15/2025(b)	200,000	221,824
MGM China Holdings Ltd. (Macau), 5.38%, 05/15/2024(b)	200,000	205,271
MGM Resorts International, 5.75%, 06/15/2025	175,000	192,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/2023(b)	150,000	154,388
		989,119

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Coal & Consumable Fuels–0.81%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 7.50%, 05/01/2025(b)	$196,000	$186,072
Murray Energy Corp., 12.00%, 04/15/2024(b)(c)	130,760	667
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	104,000	107,770
		294,509
Commodity Chemicals–1.03%
Methanex Corp. (Canada),
5.13%, 10/15/2027	138,000	144,541
5.25%, 12/15/2029	147,000	154,613
Olin Corp., 5.63%, 08/01/2029	68,000	74,051
		373,205
Communications Equipment–1.59%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	99,000	101,196
Plantronics, Inc., 4.75%, 03/01/2029(b)	180,000	171,745
Telefonaktiebolaget LM Ericsson (Sweden), 4.13%, 05/15/2022	159,000	163,598
ViaSat, Inc., 5.63%, 04/15/2027(b)	136,000	142,688
		579,227
Construction & Engineering–0.37%
Tutor Perini Corp., 6.88%, 05/01/2025(b)	130,000	134,742
Construction Machinery & Heavy Trucks–0.46%
Manitowoc Co., Inc. (The), 9.00%, 04/01/2026(b)	75,000	81,931
Trinity Industries, Inc., 4.55%, 10/01/2024	82,000	86,869
		168,800
Consumer Finance–3.20%
ASG Finance Designated Activity Co. (Cyprus), 7.88%, 12/03/2024(b)	200,000	196,500
Credit Acceptance Corp., 5.13%, 12/31/2024(b)	139,000	144,251
Navient Corp.,
5.50%, 01/25/2023	232,000	243,020
5.88%, 10/25/2024	101,000	107,568
6.75%, 06/25/2025	160,000	176,020
OneMain Finance Corp.,
8.25%, 10/01/2023	165,000	187,178
6.13%, 03/15/2024	101,000	108,954
		1,163,491
Department Stores–1.89%
Macy’s Retail Holdings LLC, 3.63%, 06/01/2024	422,000	432,550
Nordstrom, Inc.,
6.95%, 03/15/2028	85,000	99,042
4.38%, 04/01/2030	151,000	155,118
		686,710
Distributors–0.17%
Resideo Funding, Inc., 6.13%, 11/01/2026(b)	57,000	60,216
Principal Amount		Value
Diversified Banks–0.49%
Banco Mercantil del Norte S.A. (Mexico), 7.50%(b)(d)(e)	$160,000	$179,840
Diversified Capital Markets–0.91%
Deutsche Bank AG (Germany), 4.30%, 05/24/2028(d)	318,000	330,656
Diversified Chemicals–0.44%
NOVA Chemicals Corp. (Canada), 4.25%, 05/15/2029(b)	160,000	160,636
Diversified Metals & Mining–0.29%
Mineral Resources Ltd. (Australia), 8.13%, 05/01/2027(b)	95,000	104,384
Diversified REITs–0.78%
iStar, Inc., 4.75%, 10/01/2024	153,000	160,115
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.63%, 05/01/2024	115,000	123,625
		283,740
Diversified Support Services–0.88%
Modulaire Global Finance PLC (United Kingdom), 8.00%, 02/15/2023(b)	200,000	204,575
Ritchie Bros. Auctioneers, Inc. (Canada), 5.38%, 01/15/2025(b)	111,000	114,645
		319,220
Education Services–0.03%
Graham Holdings Co., 5.75%, 06/01/2026(b)	9,000	9,398
Electric Utilities–1.43%
InterGen N.V. (Netherlands), 7.00%, 06/30/2023(b)	200,000	197,812
Talen Energy Supply LLC,
6.50%, 06/01/2025	102,000	86,062
10.50%, 01/15/2026(b)	116,000	105,705
7.25%, 05/15/2027(b)	127,000	130,367
		519,946
Electrical Components & Equipment–0.68%
Sensata Technologies B.V.,
4.88%, 10/15/2023(b)	100,000	107,084
5.63%, 11/01/2024(b)	128,000	142,204
		249,288
Electronic Components–0.16%
Brightstar Escrow Corp., 9.75%, 10/15/2025(b)	55,000	59,904
Environmental & Facilities Services–1.06%
GFL Environmental, Inc. (Canada), 4.25%, 06/01/2025(b)	170,000	176,416
Harsco Corp., 5.75%, 07/31/2027(b)	96,000	100,804
Stericycle, Inc., 5.38%, 07/15/2024(b)	105,000	108,450
		385,670
Fertilizers & Agricultural Chemicals–1.18%
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc. (Canada), 8.50%, 12/15/2022(b)	126,000	129,780
CVR Partners L.P./CVR Nitrogen Finance Corp., 9.25%, 06/15/2023(b)	79,000	78,901
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Fertilizers & Agricultural Chemicals–(continued)
Eurochem Finance DAC (Russia), 5.50%, 03/13/2024(b)	$200,000	$219,613
		428,294
Food Distributors–0.29%
US Foods, Inc., 4.75%, 02/15/2029(b)	105,000	104,869
Food Retail–0.18%
Ingles Markets, Inc., 5.75%, 06/15/2023	64,000	64,382
Footwear–0.30%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)	97,000	107,369
Gas Utilities–0.42%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.63%, 05/20/2024	138,000	152,221
Health Care Equipment–0.50%
Varex Imaging Corp., 7.88%, 10/15/2027(b)	162,000	183,757
Health Care Facilities–1.32%
HCA, Inc., 7.50%, 11/15/2095	30,000	41,235
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/2026(b)	31,000	33,441
Tenet Healthcare Corp.,
4.63%, 07/15/2024	175,000	177,739
4.63%, 09/01/2024(b)	120,000	122,857
6.13%, 10/01/2028(b)	99,000	103,747
		479,019
Health Care REITs–0.13%
Diversified Healthcare Trust, 4.75%, 02/15/2028	50,000	48,323
Health Care Services–1.23%
Community Health Systems, Inc.,
8.00%, 12/15/2027(b)	158,000	173,405
6.88%, 04/15/2029(b)	33,000	33,726
Omnicare, Inc., 4.75%, 12/01/2022	30,000	31,325
Prime Healthcare Services, Inc., 7.25%, 11/01/2025(b)	195,000	208,650
		447,106
Homebuilding–1.00%
Lennar Corp., 4.88%, 12/15/2023	145,000	158,443
New Home Co., Inc. (The), 7.25%, 10/15/2025(b)	100,000	106,870
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/2024	90,000	100,181
		365,494
Homefurnishing Retail–0.28%
Bed Bath & Beyond, Inc., 3.75%, 08/01/2024	100,000	103,589
Hotel & Resort REITs–1.87%
FelCor Lodging L.P., 6.00%, 06/01/2025	140,000	143,510
Service Properties Trust,
4.65%, 03/15/2024	159,000	157,211
4.35%, 10/01/2024	177,000	174,080
Principal Amount		Value
Hotel & Resort REITs–(continued)
XHR L.P., 6.38%, 08/15/2025(b)	$195,000	$206,769
		681,570
Hotels, Resorts & Cruise Lines–2.54%
Carnival Corp., 11.50%, 04/01/2023(b)	127,000	145,475
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.13%, 12/01/2024	234,000	246,663
Marriott International, Inc., Series EE, 5.75%, 05/01/2025	22,000	25,535
Royal Caribbean Cruises Ltd.,
5.25%, 11/15/2022	177,000	183,029
9.13%, 06/15/2023(b)	150,000	166,117
Travel + Leisure Co., 5.65%, 04/01/2024	7,000	7,661
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	150,000	151,142
		925,622
Independent Power Producers & Energy Traders–1.08%
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain), 5.38%, 12/30/2030(b)	200,000	199,049
TerraForm Power Operating LLC, 4.25%, 01/31/2023(b)	188,000	193,970
		393,019
Industrial Conglomerates–0.38%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.75%, 09/15/2024	131,000	136,685
Industrial Machinery–0.20%
TriMas Corp., 4.13%, 04/15/2029(b)	73,000	73,281
Insurance Brokers–0.19%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027(b)	32,000	33,118
HUB International Ltd., 7.00%, 05/01/2026(b)	33,000	34,316
		67,434
Integrated Oil & Gas–1.40%
Occidental Petroleum Corp.,
6.95%, 07/01/2024	100,000	111,325
2.90%, 08/15/2024	400,000	399,500
		510,825
Integrated Telecommunication Services–3.19%
CommScope, Inc., 5.50%, 03/01/2024(b)	200,000	205,990
Embarq Corp., 8.00%, 06/01/2036	162,000	183,289
Frontier Communications Holdings LLC, 5.00%, 05/01/2028(b)	170,000	174,463
Ligado Networks LLC, 15.50% PIK Rate, 0.00% Cash Rate, 11/01/2023(b)(f)	37,833	37,720
Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(b)	305,000	332,069
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)	221,000	226,114
		1,159,645
Interactive Media & Services–1.15%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	69,000	72,173
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Interactive Media & Services–(continued)
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/2026 (Acquired 07/18/2019-03/02/2020; Cost $316,123)(b)	$325,000	$240,903
Entercom Media Corp., 6.50%, 05/01/2027(b)	102,000	104,323
		417,399
Internet & Direct Marketing Retail–1.16%
Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2026(b)	271,000	296,853
QVC, Inc., 4.85%, 04/01/2024	117,000	127,096
		423,949
Investment Banking & Brokerage–0.41%
FS Energy and Power Fund, 7.50%, 08/15/2023(b)	115,000	117,691
NFP Corp., 6.88%, 08/15/2028(b)	32,000	33,117
		150,808
Leisure Facilities–0.29%
Vail Resorts, Inc., 6.25%, 05/15/2025(b)	100,000	106,384
Managed Health Care–0.22%
Magellan Health, Inc., 4.90%, 09/22/2024	73,000	80,346
Metal & Glass Containers–1.00%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(b)	200,000	200,016
Ball Corp., 4.00%, 11/15/2023	123,000	130,698
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/2025(b)	34,000	33,518
		364,232
Movies & Entertainment–1.11%
Banijay Entertainment S.A.S.U. (France), 5.38%, 03/01/2025(b)	200,000	205,581
Cinemark USA, Inc.,
4.88%, 06/01/2023	75,000	75,171
5.88%, 03/15/2026(b)	20,000	20,750
Netflix, Inc., 5.75%, 03/01/2024	92,000	103,328
		404,830
Office REITs–0.07%
Mack-Cali Realty L.P., 3.15%, 05/15/2023	26,000	27,272
Office Services & Supplies–0.50%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	184,000	181,488
Oil & Gas Drilling–0.39%
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	130,000	140,117
Oil & Gas Equipment & Services–0.28%
Oceaneering International, Inc., 4.65%, 11/15/2024	100,000	100,491
Oil & Gas Exploration & Production–5.38%
Baytex Energy Corp. (Canada), 8.75%, 04/01/2027(b)	114,000	110,762
Continental Resources, Inc., 3.80%, 06/01/2024	204,000	214,469
CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/2025(b)	103,000	106,491
Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
Endeavor Energy Resources L.P./EER Finance, Inc., 6.63%, 07/15/2025(b)	$68,000	$72,255
Genesis Energy L.P./Genesis Energy Finance Corp., 5.63%, 06/15/2024	107,000	107,414
Gulfport Energy Corp.,
6.38%, 05/15/2025(g)	135,000	5,920
8.00%, 05/17/2026	39,502	42,860
Hilcorp Energy I L.P./Hilcorp Finance Co.,
5.75%, 10/01/2025(b)	37,000	37,597
6.25%, 11/01/2028(b)	265,000	278,581
MEG Energy Corp. (Canada), 6.50%, 01/15/2025(b)	170,000	176,127
Murphy Oil Corp.,
6.88%, 08/15/2024	100,000	102,534
7.05%, 05/01/2029	80,000	88,119
PDC Energy, Inc., 6.13%, 09/15/2024	133,000	136,159
Southwestern Energy Co., 4.10%, 03/15/2022	290,000	293,267
Vermilion Energy, Inc. (Canada), 5.63%, 03/15/2025(b)	186,000	184,348
		1,956,903
Oil & Gas Refining & Marketing–2.37%
CVR Energy, Inc.,
5.25%, 02/15/2025(b)	97,000	97,225
5.75%, 02/15/2028(b)	181,000	182,014
EnLink Midstream Partners L.P.,
4.15%, 06/01/2025	75,000	76,714
4.85%, 07/15/2026	175,000	176,970
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/2025	350,000	285,000
Weatherford International Ltd., 11.00%, 12/01/2024(b)	44,000	44,670
		862,593
Oil & Gas Storage & Transportation–1.37%
EnLink Midstream LLC, 5.38%, 06/01/2029	109,000	109,956
EQM Midstream Partners L.P., 6.50%, 07/15/2048	109,000	115,885
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 01/15/2028(b)	269,000	271,354
		497,195
Other Diversified Financial Services–1.69%
CNG Holdings, Inc., 12.50%, 06/15/2024(b)	43,000	40,881
Enact Holdings, Inc., 6.50%, 08/15/2025(b)	90,000	97,836
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 6.50%7.25% PIK Rate, 6.50% Cash Rate, 09/15/2024(b)(f)	275,642	276,196
Operadora de Servicios Mega S.A. de C.V. Sofom ER (Mexico), 8.25%, 02/11/2025(b)	200,000	198,850
		613,763
Packaged Foods & Meats–0.87%
Lamb Weston Holdings, Inc., 4.63%, 11/01/2024(b)	202,000	209,070
Post Holdings, Inc., 4.50%, 09/15/2031(b)	110,000	108,914
		317,984
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Paper Packaging–0.85%
Graphic Packaging International LLC, 4.13%, 08/15/2024	$68,000	$72,328
Sealed Air Corp.,
5.25%, 04/01/2023(b)	100,000	105,666
5.13%, 12/01/2024(b)	120,000	131,037
		309,031
Paper Products–0.20%
Clearwater Paper Corp., 5.38%, 02/01/2025(b)	68,000	71,956
Personal Products–1.92%
Avon Products, Inc. (United Kingdom), 8.45%, 03/15/2043	107,000	137,228
Edgewell Personal Care Co., 5.50%, 06/01/2028(b)	134,000	142,797
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)	199,000	216,657
Oriflame Investment Holding PLC (Switzerland), 5.13%, 05/04/2026(b)	200,000	202,670
		699,352
Pharmaceuticals–2.74%
Advanz Pharma Corp. Ltd. (Canada), 8.00%, 09/06/2024	100,000	102,000
Bausch Health Cos., Inc.,
7.00%, 03/15/2024(b)	200,000	204,430
5.50%, 11/01/2025(b)	173,000	177,809
7.25%, 05/30/2029(b)	60,000	62,025
5.25%, 01/30/2030(b)	155,000	143,028
Elanco Animal Health, Inc., 5.90%, 08/28/2028	16,000	18,456
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.13%, 04/01/2029(b)	160,000	158,000
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	130,000	132,763
		998,511
Precious Metals & Minerals–0.00%
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/01/2022(b)(c)	142,000	525
Property & Casualty Insurance–0.19%
MBIA, Inc., 5.70%, 12/01/2034	73,000	70,445
Real Estate Services–0.59%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028(b)	96,000	103,560
Newmark Group, Inc., 6.13%, 11/15/2023	100,000	110,443
		214,003
Regional Banks–0.95%
CIT Group, Inc., 5.00%, 08/01/2023	200,000	217,500
Synovus Financial Corp., 5.90%, 02/07/2029(d)	120,000	129,480
		346,980
Research & Consulting Services–0.29%
IHS Markit Ltd., 4.75%, 02/15/2025(b)	95,000	106,676
Restaurants–1.66%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.25%, 05/15/2024(b)	175,000	177,049
Principal Amount		Value
Restaurants–(continued)
Aramark Services, Inc.,
5.00%, 04/01/2025(b)	$196,000	$201,145
6.38%, 05/01/2025(b)	143,000	152,117
Brinker International, Inc., 5.00%, 10/01/2024(b)	70,000	73,281
		603,592
Security & Alarm Services–1.12%
CoreCivic, Inc.,
4.63%, 05/01/2023	192,000	190,568
4.75%, 10/15/2027	75,000	61,727
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 04/15/2024(b)	147,000	156,961
		409,256
Semiconductor Equipment–0.40%
Amkor Technology, Inc., 6.63%, 09/15/2027(b)	135,000	145,866
Specialized REITs–2.42%
GEO Group, Inc. (The), 5.13%, 04/01/2023	274,000	230,531
Iron Mountain, Inc.,
4.88%, 09/15/2029(b)	147,000	150,859
5.25%, 07/15/2030(b)	167,000	174,584
SBA Communications Corp., 4.88%, 09/01/2024	127,000	129,779
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/2025(b)	183,000	196,268
		882,021
Specialty Stores–0.73%
Staples, Inc., 7.50%, 04/15/2026(b)	257,000	266,882
Steel–1.56%
ArcelorMittal S.A. (Luxembourg), 3.60%, 07/16/2024	158,000	168,563
Carpenter Technology Corp., 6.38%, 07/15/2028	204,000	223,200
Infrabuild Australia Pty. Ltd. (Australia), 12.00%, 10/01/2024(b)	69,000	72,105
Warrior Met Coal, Inc., 8.00%, 11/01/2024(b)	103,000	105,141
		569,009
Systems Software–0.57%
Banff Merger Sub, Inc., 9.75%, 09/01/2026(b)	32,000	33,920
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	166,000	172,018
		205,938
Technology Distributors–0.78%
Ingram Micro, Inc., 5.45%, 12/15/2024	248,000	284,158
Technology Hardware, Storage & Peripherals–1.51%
Dell International LLC/EMC Corp., 7.13%, 06/15/2024(b)	187,000	190,974
Xerox Corp., 6.75%, 12/15/2039	266,000	291,735
Xerox Holdings Corp., 5.50%, 08/15/2028(b)	65,000	67,261
		549,970
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Thrifts & Mortgage Finance–0.26%
MGIC Investment Corp., 5.75%, 08/15/2023	$88,000	$95,141
Tobacco–0.33%
Vector Group Ltd., 5.75%, 02/01/2029(b)	118,000	119,330
Trucking–0.10%
Uber Technologies, Inc., 8.00%, 11/01/2026(b)	32,000	34,611
Wireless Telecommunication Services–2.33%
Sprint Corp.,
7.88%, 09/15/2023	155,000	175,826
7.13%, 06/15/2024	200,000	230,832
7.63%, 02/15/2025	145,000	171,625
T-Mobile USA, Inc., 2.25%, 02/15/2026	51,000	51,494
VEON Holdings B.V. (Netherlands), 4.95%, 06/16/2024(b)	200,000	216,433
		846,210
Total U.S. Dollar Denominated Bonds & Notes (Cost $32,902,675)		33,990,874
Shares
Exchange-Traded Funds–2.71%
Invesco High Yield Bond Factor ETF (Cost $ 985,285)(h)	38,635	987,704
Principal Amount
Asset-Backed Securities–0.69%
Madison Park Funding XI Ltd., Series 2013-11A, Class DR, 3.42% (3 mo. USD LIBOR + 3.25%), 07/23/2029 (Cost $244,425)(b)(i)	$250,000	249,378
Shares
Common Stocks & Other Equity Interests–0.35%
Advertising–0.00%
Cxloyalty Group, Inc., Wts., expiring 04/10/2024(g)	39	0
Apparel, Accessories & Luxury Goods–0.01%
Claire’s Holdings LLC	20	4,900
Shares		Value
Coal & Consumable Fuels–0.01%
ACNR Holdings, Inc.	232	$4,060
Oil & Gas Equipment & Services–0.07%
Superior Energy Services, Inc.(g)	761	24,352
Oil & Gas Exploration & Production–0.26%
Gulfport Energy Corp.(j)	1,483	92,706
Total Common Stocks & Other Equity Interests (Cost $101,731)		126,018
Principal Amount
U.S. Treasury Securities–0.23%
U.S. Treasury Bills–0.23%
0.02%, 07/15/2021 (Cost $84,995)(k)(l)	$85,000	84,995
Variable Rate Senior Loan Interests–0.03%(m)(n)
Apparel, Accessories & Luxury Goods–0.03%
Claire’s Stores, Inc., Term Loan B, 6.59% (1 mo. USD LIBOR + 6.50%), 12/18/2026 (Cost $10,671)	12,455	11,950
Shares
Preferred Stocks–0.00%
Apparel, Accessories & Luxury Goods–0.00%
Claire’s Holdings LLC, Series A, Pfd. (Cost $3,125)	5	1,181
Money Market Funds–0.51%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(h)(o)	64,230	64,230
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(h)(o)	45,860	45,878
Invesco Treasury Portfolio, Institutional Class, 0.01%(h)(o)	73,406	73,406
Total Money Market Funds (Cost $183,514)		183,514
TOTAL INVESTMENTS IN SECURITIES–97.92% (Cost $34,516,421)		35,635,614
OTHER ASSETS LESS LIABILITIES—2.08%		758,430
NET ASSETS–100.00%		$36,394,044
Investment Abbreviations:
ETF	– Exchange-Traded Fund
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $19,517,559, which represented 53.63% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2021 was $1,192, which represented less than 1% of the Fund’s Net Assets.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2021.

	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2021	Dividend Income
Invesco High Yield Bond Factor ETF	$988,545	$668,022	$(673,639)	$11,391	$(6,615)	$987,704	$12,063
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	156,793	1,334,604	(1,427,167)	-	-	64,230	9
Invesco Liquid Assets Portfolio, Institutional Class	111,978	953,288	(1,019,388)	-	-	45,878	3
Invesco Treasury Portfolio, Institutional Class	179,192	1,525,261	(1,631,047)	-	-	73,406	4
Total	$1,436,508	$4,481,175	$(4,751,241)	$11,391	$(6,615)	$1,171,218	$12,079

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(j)	Non-income producing security.
(k)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(m)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(n)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Invesco BL Fund, Ltd.’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(o)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	18	September-2021	$2,374,875	$1,774	$1,774
U.S. Treasury 10 Year Ultra Notes	13	September-2021	1,884,391	4,136	4,136
U.S. Treasury Long Bonds	3	September-2021	469,594	650	650
U.S. Treasury Ultra Bonds	2	September-2021	370,500	74	74
Subtotal—Long Futures Contracts				6,634	6,634
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	10	September-2021	(2,207,344)	(332)	(332)
U.S. Treasury 5 Year Notes	8	September-2021	(990,813)	(391)	(391)
Subtotal—Short Futures Contracts				(723)	(723)
Total Futures Contracts				$5,911	$5,911
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$33,984,954	$5,920	$33,990,874
Exchange-Traded Funds	987,704	—	—	987,704
Asset-Backed Securities	—	249,378	—	249,378
Common Stocks & Other Equity Interests	92,706	8,960	24,352	126,018
U.S. Treasury Securities	—	84,995	—	84,995
Variable Rate Senior Loan Interests	—	11,950	—	11,950
Preferred Stocks	—	1,181	—	1,181
Money Market Funds	183,514	—	—	183,514
Total Investments in Securities	1,263,924	34,341,418	30,272	35,635,614
Other Investments - Assets*
Futures Contracts	6,634	—	—	6,634
Other Investments - Liabilities*
Futures Contracts	(723)	—	—	(723)
Total Other Investments	5,911	—	—	5,911
Total Investments	$1,269,835	$34,341,418	$30,272	$35,641,525

*	Unrealized appreciation (depreciation).
Invesco High Yield Bond Factor Fund